Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V

Supplement to:

Excel Performance VUL

Prospectus Dated May 1, 2019

Supplement Dated May 1, 2024

Due to a name change, effective May 1, 2024, all references to Calvert Variable Products, Inc. in your prospectus will now be referred to as Calvert Variable Trust, Inc.

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2
Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2
Fred Alger Management, LLC
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 2
Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I (named Calvert VP EAFE International Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I (named Calvert VP Investment Grade Bond Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I (named Calvert VP Nasdaq 100 Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio (named Calvert VP S&P 500 Index Portfolio prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	CVT S&P MidCap 400 Index Portfolio, Class I (named Calvert VP S&P MidCap 400 Index Portfolio, Class I prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F (named Calvert VP Volatility Managed Growth Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC

IN 2773 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F (named Calvert VP Volatility Managed Moderate Growth Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F (named Calvert VP Volatility Managed Moderate Portfolio, Class F prior to 5/1/24)
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A
DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]
Fidelity Management & Research Company LLC /
FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2
Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I
Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I
Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I
Invesco Advisers, Inc. /
Invesco Asset Management Limited
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund, Series I
Invesco Advisers, Inc.

IN 2773 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Standard Class II (American Century VP Disciplined Core Value Fund, Class I prior to reorganization 4/26/24)
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II (American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class (named Delaware Ivy VIP Balanced, Class II prior to 5/1/24)
Delaware Management Company /
Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series, Service Class (named Delaware Ivy VIP Science and Technology, Class II prior to 5/1/24)
Delaware Management Company /
Macquarie Investment Management Global Limited
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series, Initial Class
Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Company
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
Morgan Stanley Investment Management Inc.
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class
Pacific Investment Management Company LLC

IN 2773 5-24

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II
T. Rowe Price Associates, Inc.
Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.	T. Rowe Price Equity Income Portfolio-II
T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio
Third Avenue Management LLC

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2773 5-24